Short-term bank loans (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term Bank Loans and Notes Payable	$ 5,564,790	$ 6,861,208
Loan payable One [Member] | Loan payable to Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	2,958,690	4,132,808
Loan payable Two [Member] | Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	$ 2,606,100	$ 2,728,400